FINANCIAL INSTRUMENTS - Changes in fair value measurements of financial instruments classified as Level 3 (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Balance at December 31	$ 110,687,512
Investments. | Level 3
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	500,000
Net Unrealized Gains/(Losses)	$ (500,000)